CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($) shares in Thousands, $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Balance at beginning of the period at Dec. 31, 2015	$ 800	$ 102,065	$ 98,053			$ 200,918
Balance at beginning of the period (shares) at Dec. 31, 2015	80,020
Increase (decrease) in stockholders equity
Consolidation of noncontrolling interest					$ 1,375	1,375
Issuance of common stock		708				708
Issuance of common stock (in shares)	41
Repurchase of forfeited employee stock options		(3,291)				(3,291)
Stock-based compensation		118,415				118,415
Exercise of options	$ 14	1,420				1,434
Exercise of options (shares)	1,376
Shares withheld related to net share settlement of stock-based compensation		(9,608)				(9,608)
Excess tax benefit from stock based compensation plan		1,765				1,765
Dividends			(455,605)			(455,605)
Net income			47,977		811	47,977
Net income including portion attributable to noncontrolling interest						48,788
Balance at end of the period at Dec. 31, 2016	$ 814	211,474	(309,575)		2,186	(95,101)
Balance at end of the period (shares) at Dec. 31, 2016	81,437
Increase (decrease) in stockholders equity
Stock-based compensation		13,393				13,393
Exercise of options	$ 1	98				99
Exercise of options (shares)	156
Shares withheld related to net share settlement of stock-based compensation		(2,018)				(2,018)
Shares withheld related to net share settlement of stock-based compensation (in shares)	(58)
Adjustments related to the acquisition of Rambler On		(3,852)	(1,980)			(5,832)
Acquisition of noncontrolling interest			2,186		$ (2,186)
Dividends			(2,216)			(2,216)
Other comprehensive income (loss)				$ 43		43
Net income			15,401			15,401
Net income including portion attributable to noncontrolling interest						15,401
Balance at end of the period at Dec. 30, 2017	$ 815	219,095	(296,184)	43		(76,231)
Balance at end of the period (shares) at Dec. 30, 2017	81,535
Increase (decrease) in stockholders equity
Stock-based compensation		10,031				10,031
Exercise of options		53				53
Exercise of options (shares)	11
Shares withheld related to net share settlement of stock-based compensation		(57)				(57)
Shares withheld related to net share settlement of stock-based compensation (in shares)	(2)
Repurchase of Company stock	$ (4)	(1,963)				(1,967)
Repurchase of Company stock (shares)	(397)
Dividends			(1,523)			(1,523)
Other comprehensive income (loss)				(59)		(59)
Net income			32,594			32,594
Balance at end of the period at Sep. 29, 2018	$ 811	227,159	(265,113)	(16)		(37,159)
Balance at end of the period (shares) at Sep. 29, 2018	81,147
Balance at beginning of the period at Dec. 30, 2017	$ 815	219,095	(296,184)	43		(76,231)
Balance at beginning of the period (shares) at Dec. 30, 2017	81,535
Increase (decrease) in stockholders equity
Issuance of common stock	$ 25	37,749				37,774
Issuance of common stock (in shares)	2,500
Stock-based compensation		13,247				13,247
Exercise of options	$ 6	256				262
Exercise of options (shares)	560
Shares withheld related to net share settlement of stock-based compensation		(57)				(57)
Shares withheld related to net share settlement of stock-based compensation (in shares)	(2)
Repurchase of Company stock	$ (4)	(1,963)				(1,967)
Repurchase of Company stock (shares)	(397)
Dividends			(1,683)			(1,683)
Other comprehensive income (loss)				(137)		(137)
Net income			57,763			57,763
Net income including portion attributable to noncontrolling interest						57,763
Balance at end of the period at Dec. 29, 2018	$ 842	268,327	(240,104)	(94)		28,971
Balance at end of the period (shares) at Dec. 29, 2018	84,196
Balance at beginning of the period at Jun. 30, 2018	$ 811	224,236	(281,834)	(14)		$ (56,801)
Balance at beginning of the period (shares) at Jun. 30, 2018						81,147
Increase (decrease) in stockholders equity
Stock-based compensation		2,923				$ 2,923
Dividends			(309)			(309)
Other comprehensive income (loss)				(2)		(2)
Net income			17,030			17,030
Balance at end of the period at Sep. 29, 2018	$ 811	227,159	(265,113)	(16)		(37,159)
Balance at end of the period (shares) at Sep. 29, 2018	81,147
Increase (decrease) in stockholders equity
Net income						25,169
Balance at end of the period at Dec. 29, 2018	$ 842	268,327	(240,104)	(94)		28,971
Balance at end of the period (shares) at Dec. 29, 2018	84,196
Increase (decrease) in stockholders equity
Stock-based compensation		10,399				10,399
Exercise of options	$ 16	2,692				2,708
Exercise of options (shares)	1,579
Dividends			(375)			(375)
Other comprehensive income (loss)				(35)		(35)
Net income			45,692			45,692
Balance at end of the period at Sep. 28, 2019	$ 858	281,418	(194,287)	(129)		87,860
Balance at end of the period (shares) at Sep. 28, 2019	85,775
Balance at beginning of the period at Jun. 29, 2019	$ 848	278,671	(215,533)	(34)		63,952
Balance at beginning of the period (shares) at Jun. 29, 2019	84,820
Increase (decrease) in stockholders equity
Stock-based compensation		2,113				2,113
Exercise of options	$ 10	634				644
Exercise of options (shares)	955
Dividends			(56)			(56)
Other comprehensive income (loss)				(95)		(95)
Net income			21,302			21,302
Balance at end of the period at Sep. 28, 2019	$ 858	$ 281,418	$ (194,287)	$ (129)		$ 87,860
Balance at end of the period (shares) at Sep. 28, 2019	85,775